Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

21.	SUBSEQUENT EVENTS

In accordance with FASB ASC 855, Subsequent Events, the Company has evaluated subsequent events through March _ 2019, the date on which these financial statements were available to be issued.

On January 21, 2019, an aggregate of 15,000 non-statutory options were granted to one employee with such options vesting 25% on each of the first through fourth anniversary of issuance, expiring five years from the date of issuance and having an exercise price of $1.15, which is equal to the closing sales price of the Company’s common stock on the date of grant.

On February 8, 2019, the Company entered into a securities purchase agreement with two of its directors that are accredited investors, pursuant to which it sold an aggregate principal amount of $150,000 in 10% Convertible Debentures (the “2019 Debentures”), convertible into shares of the Company’s common stock at a conversion price of $0.50 per share. The 2019 Debentures, together with any accrued and unpaid interest, become due and payable on February 8, 2021 (the “2021 Maturity Date”). Interest on the 2019 Debentures will accrue at the rate of 10% per annum, payable monthly in cash, beginning on March 1, 2019 and on the 2021 Maturity Date. The 2019 Debentures will be convertible into common stock at a conversion price of $0.50 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock.

On February 8, 2019, the Company and the holders of the Debentures issued in January 2018 entered into amendments (the “Amendments”) to the Debentures. Pursuant to the Amendments, the conversion price of the Debentures was reduced from $0.75 to $0.50, and the interest rate on the Debentures was reduced from 12% to 10%.

Equity Purchase Agreement

On March 12, 2019, the Company entered into an equity purchase agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with an accredited investor (the “Investor”), pursuant to which the Investor has agreed to purchase from the Company up to $450,000 in shares (the “Shares”) of its common stock, subject to certain limitations and conditions set forth in the Purchase Agreement.

Under the Purchase Agreement, the Investor has the right, at any time, to purchase Shares by delivering the Company a purchase notice, specifying the number of Shares to be purchased. The purchase price for the Shares under the Purchase Agreement will be 60% of the lowest closing price of the Company’s common stock in the five consecutive trading days preceding the Investor’s receipt of the Shares subject to such equity purchase.

In addition, the Investor has an obligation, to the extent it has not already made voluntary purchases, to purchase up to (i) $200,000 of the $450,000 in Shares within 15 Trading Days (as defined in the Purchase Agreement) after the effective date of the Registration Statement (as defined below) and (ii) $450,000 in Shares within 70 Trading Days after the effective date of the Registration Statement.

The Company has the right to reject any purchase notice from the Investor by delivering written notice of such rejection within one trading day after receipt. If the Company rejects any purchase notice, the Investor has no further obligations to purchase Shares under the Purchase Agreement. The Company may terminate the Purchase Agreement at any time by written notice to the Investor in the event of a material breach of the Purchase Agreement by the Investor. In addition, the Purchase Agreement will automatically terminate on the earliest of: (i) the date that the Investor has purchased $450,000 of Shares; (ii) 70 Trading Days after the effective date of the Registration Statement; or (iii) the date the Registration Statement is no longer effective.

The obligation of the Investor to purchase the Shares is subject to several conditions, including, among other thing, (i) that the Company has an effective registration statement with the SEC registering the Shares for resale, and (ii) that the purchase of the Shares shall not cause the Investor to own more than 9.99% of the outstanding shares of common stock. In connection with the Purchase Agreement, the Company agreed to pay $15,000 of fees to the Investor, of which $10,000 was paid on execution of the Purchase Agreement, and the remaining $5,000 will be paid on the first sale of Shares.

Pursuant to the Registration Rights Agreement, the Company is required to register the Shares on a registration statement (the “Registration Statement”) to be filed with the SEC within 15 calendar days after it files the Annual Report on Form 10-K that these financial statements are part of.

Additionally, on March 12, 2019, the Company agreed to donate 35,000 shares of common stock to the manager of the Investor.